Segment Reporting - Balance Sheet Items (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting
Cash and cash equivalents	$ 70,566	$ 29,555	$ 54,150
Restricted cash	5,508	5,657	5,602
Mortgage loans held-for-sale	160,422	308,477	164,422
Mortgage servicing rights	856	749	339
Trust assets		1,642,730	2,103,269
Other assets	32,238	35,603	41,524
Total assets	269,590	2,022,771	2,369,306
Total liabilities	262,845	2,012,835	2,353,655
Corporate and other
Segment Reporting
Cash and cash equivalents		2,816	2,681
Other assets		25,409	28,882
Total assets	29,372	28,225	31,563
Total liabilities		52,380	56,192
Mortgage Lending | Operating segments
Segment Reporting
Cash and cash equivalents		26,239	50,968
Restricted cash		5,657	5,602
Mortgage loans held-for-sale		308,477	164,422
Mortgage servicing rights		749	339
Other assets		10,051	12,510
Total assets	239,620	351,173	233,841
Total liabilities		298,726	166,285
Real Estate Services | Operating segments
Segment Reporting
Cash and cash equivalents		500	501
Other assets		2	2
Total assets	502	502	503
Long-term Mortgage Portfolio | Operating segments
Segment Reporting
Trust assets		1,642,730	2,103,269
Other assets		141	130
Total assets	$ 96	1,642,871	2,103,399
Total liabilities		$ 1,661,729	$ 2,131,178